SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Stock Option Activity

The following is a summary of stock option activity under the 2014 Plan and the 2001 Plan as of and for the year ended December 31, 2016:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2015	257,334	$102.96
Granted	107,000	140.41
Exercised	(63,084)	71.18
Forfeited	(7,000)	127.56

Options outstanding at December 31, 2016	294,250	$122.80	3.56	$7,451

Options exercisable at December 31, 2016	24,419	$109.81	2.92	$935

Summary of Non-Vested Restricted Stock Activity

The following is a summary of non-vested restricted stock activity as of and for the year ended December 31, 2016:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2015	2,819,196	$49.99
Granted	183,144	130.01
Vested	(77,450)	63.26
Forfeited	(26,000)	112.79

Non-vested restricted stock outstanding at December 31, 2016	2,898,890	$54.13

Valuation Assumptions Used for Stock Option Awards

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2016	2015	2014
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.24%	1.25%	1.35%
Expected volatility	18.65%	20.96%	22.07%
Expected dividend yield	2.54%	2.29%	1.69%
Grant date fair value	$16.37	$17.17	$15.75

Share-Based Compensation Expense

The following table provides information on share-based compensation expense:

Years Ended December 31,	2016	2015	2014
Stock options	$1,149	$952	$801
Non-vested restricted stock	11,170	11,644	10,672

Share-based compensation expense	$12,319	$12,596	$11,473